UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York          May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $100,382
                                       (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.        Form 13F File Number                Name

1.         028-11767                           Cibelli Capital Management L.L.C.

2.         028-11691                           Marathon Partners L.P.

3.         028-14390                           Robotti & Company Advisors, LLC

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2011
       COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                                            VALUE     SHS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MGRS       SOLE    SHARED NONE
BALLY TECHNOLOGIES INC        COM               05874B107   2,051      54,200   SH        SHARED     1, 2, 3      54,200  0    0
COCA COLA ENTERPRISES INC NE  COM               19122T109   1,439      52,725   SH        SHARED     1, 2, 3      52,725  0    0
COINSTAR INC                  COM               19259P300  35,781     779,200   SH        SHARED     1, 2, 3     779,200  0    0
COINSTAR INC                  NOTE 4.000% 9/0   19259PAF9   2,076   1,500,000   PRN       SHARED     1, 2      1,500,000  0    0
CTPARTNERS EXECUTIVE SEARCH   COM               22945C105     242      17,121   SH        SHARED     1, 2         17,121  0    0
DOVER MOTORSPORTS INC         COM               260174107   4,957   2,478,290   SH        SHARED     1, 2, 3   2,478,290  0    0
EXPEDIA INC DEL               COM               30212P105  10,816     477,300   SH        SHARED     1, 2, 3     477,300  0    0
EXPEDIA INC DEL               COM               30212P105   6,413     283,000       CALL  SHARED     1, 2        283,000  0    0
GLOBAL POWER EQUIPMENT GRP I  COM PAR $0.01     37941P306   1,667      60,609   SH        SHARED     1, 2, 3      60,609  0    0
GOOGLE INC                    CL A              38259P508   5,460       9,305   SH        SHARED     1, 2, 3       9,305  0    0
GOOGLE INC                    CL A              38259P508   2,934       5,000       CALL  SHARED     1, 2          5,000  0    0
LIBERTY MEDIA CORP NEW        INT COM SER A     53071M104   8,970     559,200   SH        SHARED     1, 2, 3     559,200  0    0
LUMBER LIQUIDATORS HLDGS INC  COM               55003T107   1,939      77,600   SH        SHARED     1, 2, 3      77,600  0    0
MCDONALDS CORP                COM               580135101   2,754      36,200   SH        SHARED     1, 2, 3      36,200  0    0
MICROSOFT CORP                COM               594918104   4,423     174,200   SH        SHARED     1, 2, 3     174,200  0    0
PANHANDLE OIL AND GAS INC     CL A              698477106   1,530      48,343   SH        SHARED     1, 2         48,343  0    0
ROSETTA STONE INC             COM               777780107     343      26,000   SH        SHARED     1, 2, 3      26,000  0    0
SPDR GOLD TRUST               GOLD SHS          78463V107   4,138      29,588   SH        SHARED     1, 2, 3      29,588  0    0
WAL MART STORES INC           COM               931142103   2,449      47,060   SH        SHARED     1, 2, 3      47,060  0    0
CONFIDENTIAL                  NONE              NONE            0           0   0         SHARED     1, 2, 3           0  0    0

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